UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4992

MFS HIGH YIELD MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

May 31, 2013

MFS® HIGH YIELD MUNICIPAL TRUST

CMU-SEM

MFS® HIGH YIELD MUNICIPAL TRUST

New York Stock Exchange Symbol: CMU

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

With the year almost half over, the global economy continues to grind forward slowly, weighed down by various austerity measures. The U.S. economy remains a steadying force with resilient consumers, who took the payroll tax increase in stride and did not seem fazed by the sequestration’s early impact. The U.S. housing market recovery remains robust. With U.S. consumer sentiment rising to multi-year highs, the country’s economic outlook remains positive, except for an anticipated mid-year sequestration-related slowdown. However, market volatility has been heightened, with renewed expectations of a shift in U.S. Federal Reserve policy and a tapering of its monthly bond-buying program.

Japan has been another bright spot, with signs of a turnaround prompted by “Abenomics,” the stimulus policies of Prime

Minister Shinzo Abe. Consumer and business sentiment have risen, along with prospects for exporters, who gain as a devalued yen means less expensive products overseas and boosted sales. The Japanese stock market advanced more than 30% from January through May. However, doubts remain over whether Abenomics will succeed in lifting Japan out of its long-term deflationary slump. The major deterrent to global growth remains the eurozone’s chronic contraction, which has weighed on that 17-member region. China has seen its factory activity decelerate, which is worrisome news for the country’s trading partners.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

July 17, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure at market value

Top five industries reflecting equivalent exposure of derivative positions (i)
Healthcare Revenue – Hospitals	35.8%
Healthcare Revenue – Long Term Care	17.2%
Universities – Colleges	8.8%
Tobacco	7.8%
U.S. Treasury Securities (j)	(19.1)%

Portfolio structure reflecting equivalent exposure of derivative positions (i)(j)

Composition including fixed income credit quality (a)(i)
AAA	6.5%
AA	27.9%
A	27.0%
BBB	41.2%
BB	8.5%
B	10.9%
C	0.4%
Not Rated (j)	6.1%
Cash & Other	(28.5)%

Portfolio facts (i)
Average Duration (d)	11.4
Average Effective Maturity (m)	19.1 yrs.

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(j)	For the purpose of managing the fund’s duration, the fund holds short treasury futures with a bond equivalent exposure of (19.1)%, which reduce the fund’s interest rate exposure but not its credit exposure.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

From time to time “Cash & Other Net Assets” may be negative due to the aggregate liquidation value of variable rate municipal term preferred shares, timing of cash receipts, and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets, including the value of auction rate preferred shares, as of 5/31/13.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Gary Lasman	—	Investment Officer of MFS; employed in the investment management area of MFS since 2002. Portfolio Manager of the Fund since June 2007.

Geoffrey Schechter	—	Investment Officer of MFS; employed in the investment management area of MFS since 1993. Portfolio Manager of the Fund since June 2007.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value of underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that distributions are in excess of the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase common and/or preferred shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 149.3%
Issuer	Shares/Par	Value ($)
Airport Revenue - 3.2%
Burlington, VT, Airport Rev., “A”, 4%, 2028	$90,000	$87,317
Dallas Fort Worth, TX, International Airport Rev. Improvement, “B”, AGM, 5%, 2025	3,000,000	3,143,310
Houston, TX, Airport System Rev., “B”, 5%, 2026	175,000	199,924
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 2031	155,000	167,304
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 2031	175,000	189,488
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	255,000	300,724
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	290,000	338,439

		$4,426,506
General Obligations - General Purpose - 2.2%
Allegheny County, PA, “C-70”, 5%, 2037	$265,000	$284,668
Bellwood, IL, 5.875%, 2027	200,000	197,792
Bellwood, IL, 6.15%, 2032	200,000	196,878
Commonwealth of Puerto Rico, Public Improvement, “A”, 5%, 2029	225,000	217,042
Guam Government, “A”, 7%, 2039	90,000	100,438
Luzerne County, PA, AGM, 6.75%, 2023	455,000	526,740
State of California, 5.25%, 2028	335,000	389,598
State of California, 5.25%, 2030	790,000	910,759
State of Hawaii, “DZ”, 5%, 2031	200,000	231,892

		$3,055,807
General Obligations - Schools - 2.5%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2029	$2,195,000	$1,166,796
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	275,000	129,993
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	280,000	125,583
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	560,000	238,504
Frisco, TX, Independent School District, School Building, “B”, PSF, 3%, 2042	230,000	193,209
Irving, TX, Independent School District, Capital Appreciation, “A”, PSF, 0%, 2016	1,000,000	979,240
Los Angeles, CA, Unified School District, “D”, 5%, 2034	165,000	186,316
San Jacinto, TX, Community College District, 5.125%, 2038	430,000	479,489

		$3,499,130

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - 36.2%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	$440,000	$496,531
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 2030	320,000	355,818
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	170,000	187,318
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 2040	590,000	648,994
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 2040	130,000	145,246
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	185,000	212,271
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	660,000	775,401
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 2041	625,000	680,706
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	60,000	64,867
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2016 (c)	965,000	1,048,366
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2026 (c)	500,000	548,675
Duluth, MN, Economic Development Authority Health Care Facilities Rev. (St. Luke’s Hospital Authority Obligated Group), 5.75%, 2027	140,000	148,624
Duluth, MN, Economic Development Authority Health Care Facilities Rev. (St. Luke’s Hospital Authority Obligated Group), 5.75%, 2032	305,000	324,642
Duluth, MN, Economic Development Authority Health Care Facilities Rev. (St. Luke’s Hospital Authority Obligated Group), 6%, 2039	365,000	392,623
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 2042	945,000	1,087,119
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	540,000	609,255
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2018 (c)	205,000	272,103
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2021 (c)	2,750,000	3,636,930
Illinois Finance Authority Rev. (Advocate Healthcare), 4%, 2047	305,000	281,567
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	515,000	541,105
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	485,000	618,414
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	485,000	576,903
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, AGM, 5.25%, 2041	660,000	689,515
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	1,745,000	1,849,962

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	$945,000	$1,016,480
Indiana Health & Educational Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	425,000	447,138
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	300,000	340,188
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	185,000	210,536
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2031	1,120,000	1,193,427
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	410,000	433,186
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	300,000	341,601
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	100,000	113,564
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	570,000	667,738
Lake County, OH, Hospital Facilities Rev. (Lake Hospital Systems, Inc.), 5.625%, 2029	435,000	477,447
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2032	40,000	43,535
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2037	100,000	106,647
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2042	195,000	205,395
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 2028	210,000	210,011
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	880,000	950,963
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2018 (c)	1,315,000	1,624,170
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,265,000	1,326,504
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	60,000	61,976
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	300,000	324,597
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 2039	735,000	895,149
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 2032	445,000	550,136

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “E”, 6.75%, 2033	$250,000	$253,725
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “C”, 5.25%, 2018	500,000	500,290
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 2035	1,000,000	1,107,790
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2032	55,000	58,710
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2041	35,000	36,434
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	125,000	129,008
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	825,000	844,346
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2033	195,000	196,776
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2044	500,000	493,010
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2048	195,000	189,359
Nassau County, NY, Local Economic Assistance Corp. Rev. (Winthrop-University Hospital Association Project), 5%, 2032	85,000	93,585
Nassau County, NY, Local Economic Assistance Corp. Rev. (Winthrop-University Hospital Association Project), 5%, 2037	160,000	171,816
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	585,000	675,517
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2021	530,000	546,828
New Hanover County, NC, Hospital Rev., AGM, 5.125%, 2031	895,000	974,682
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	545,000	589,674
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	200,000	201,564
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	190,000	221,639
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	115,000	130,620
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	155,000	161,778
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	90,000	93,524
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	235,000	242,045
Norman, OK, Regional Hospital Authority Rev., 5.125%, 2037	415,000	426,977
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 2036	1,095,000	1,317,887
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	890,000	995,599

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	$660,000	$757,046
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	485,000	611,857
Salida, CO, Hospital District Rev., 5.25%, 2036	692,000	703,958
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	90,000	95,426
South Dakota Health & Educational Facilities Authority Rev. (Avera Health), “A”, 5%, 2042	105,000	109,964
South Dakota Health & Educational Facilities Authority Rev. (Sanford), “E”, 5%, 2037	90,000	96,848
South Dakota Health & Educational Facilities Authority Rev. (Sanford), “E”, 5%, 2042	295,000	314,588
South Lake County, FL, Hospital District Rev. (South Lake Hospital), 6.375%, 2034	250,000	254,133
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	85,000	96,773
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	125,000	142,181
Southeastern Ohio Port Authority, Hospital Facilities Rev. (Memorial Health System), 5.75%, 2032	300,000	328,944
Southeastern Ohio Port Authority, Hospital Facilities Rev. (Memorial Health System), 6%, 2042	245,000	269,157
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	1,085,000	1,148,060
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	375,000	934
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	230,000	245,132
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	190,000	199,979
Virginia Small Business Financing Authority, Hospital Rev. (Wellmont Health Project), ‘‘A’’, 5.25%, 2037	470,000	501,542
Washington Health Care Facilities Authority Rev. (Multicare Health Systems), “B”, ASSD GTY, 6%, 2039	440,000	499,968
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “A”, 5%, 2033	1,105,000	1,231,169
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	105,000	106,899
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	350,000	350,984
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2026	200,000	222,660
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2028	60,000	65,158

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 6.1%, 2034	$750,000	$780,623
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 2031	725,000	803,235
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 2041	490,000	551,951
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	935,000	995,644
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “A”, 5.25%, 2025	390,000	393,011
Wood County, OH, Hospital Facilities Rev. (Wood County Hospital Project), 5%, 2037	140,000	146,569
Wood County, OH, Hospital Facilities Rev. (Wood County Hospital Project), 5%, 2042	140,000	146,126

		$50,557,045
Healthcare Revenue - Long Term Care - 17.4%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Centers, Inc.), “A”, 7%, 2033 (c)	$25,000	$26,015
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	500,000	507,870
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	90,000	92,061
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	120,000	121,032
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	215,000	242,797
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 2027	15,000	16,449
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 2032	20,000	21,616
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 2042	55,000	58,716
Chartiers Valley, PA, Industrial & Commercial Development Authority (Friendship Village), “A”, 5.75%, 2020	1,000,000	1,001,960
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), 5.125%, 2030	30,000	31,935
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), 5.25%, 2037	45,000	47,640
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	475,000	503,700

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 2035	$1,100,000	$1,133,704
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 2041	290,000	295,397
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	695,000	773,959
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2026	500,000	509,750
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	140,000	165,946
Houston, TX, Health Facilities Development Corp. (Buckingham Senior Living Community), “A”, 7%, 2014 (c)	500,000	528,430
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	850,000	938,774
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 2033	200,000	197,960
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 2043	215,000	218,765
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 2042	185,000	192,169
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	1,000,000	1,035,870
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	525,000	537,217
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	365,000	365,686
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2028	1,475,000	1,476,903
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 2042	140,000	143,063
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 2045	80,000	81,650
Kentucky Economic Development Finance Authority Health Facilities Rev. (AHF/Kentucky-Iowa, Inc.), 8%, 2029	346,000	352,923
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	500,000	505,835
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	695,000	737,048
Massachusetts Development Finance Agency Rev. (Alliance Health of Brockton, Inc.), “A”, 7.1%, 2032	995,000	995,159
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2031	130,267	121,243
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2039	31,732	28,917
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 2046	8,656	6,885

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 2056	$43,059	$306
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	80,000	80,098
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	125,000	126,423
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	80,000	37,600
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044	115,000	54,050
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 2028	350,000	390,870
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 2029	130,000	143,287
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	150,000	152,232
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	600,000	608,208
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	400,000	405,672
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	300,000	301,701
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2026	500,000	517,635
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	500,000	512,470
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	195,000	195,712
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 2039	175,000	186,583
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “A”, 5.45%, 2038	723,000	654,004
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “A”, 6.05%, 2046	147,000	144,508
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “C”, 6.25%, 2053	13,000	12,774
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “D”, 6.05%, 2046	26,000	25,559

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2013 (c)	$225,000	$232,497
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2032	199,626	138,648
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2047	185,367	121,794
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	85,554	1,717
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	79,443	1,594
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 2048	40,000	39,264
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	610,000	688,062
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 2029	550,000	613,487
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 2044	415,000	455,425
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	770,000	880,865
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2042	90,000	97,769
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2046	70,000	75,942
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	130,000	154,502
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	195,000	230,426
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Retirement Community), “A”, 5.875%, 2032	600,000	615,702
Westmoreland County, PA, Industrial Development Retirement Authority Rev. (Redstone Retirement Community), “A”, 5.75%, 2026	1,250,000	1,295,188

		$24,207,618
Industrial Revenue - Airlines - 3.5%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$200,000	$251,170
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	150,000	166,943
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	355,000	374,365
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E Project), 6.75%, 2029	155,000	155,575

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Industrial Revenue - Airlines - continued
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E Project), 7%, 2029	$200,000	$200,904
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 2019	680,000	699,761
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 2023	365,000	389,780
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 2029 (b)	365,000	386,433
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 9%, 2033	1,250,000	1,281,500
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	385,000	433,266
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc.), “B”, 8.5%, 2028	500,000	530,531

		$4,870,228
Industrial Revenue - Chemicals - 0.8%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$400,000	$431,248
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 2026	660,000	660,752

		$1,092,000
Industrial Revenue - Environmental Services - 2.2%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$152,693
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	655,000	709,391
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 2025 (b)	360,000	372,769
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 2027	215,000	221,035
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 2042	705,000	725,889
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 2042	725,000	743,683
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 2036 (b)	170,000	169,844

		$3,095,304
Industrial Revenue - Other - 2.1%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 2018	$240,000	$222,835
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (a)(d)	50,491	505

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Industrial Revenue - Other - continued
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 2025	$280,000	$287,263
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	375,000	375,401
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	430,000	429,609
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 2019	110,000	113,377
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.5%, 2022	215,000	224,503
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.25%, 2025	215,000	221,469
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,000,000	1,010,560

		$2,885,522
Industrial Revenue - Paper - 2.5%
Beauregard Parish, LA (Boise Cascade Corp.), 6.8%, 2027	$1,000,000	$1,004,280
Courtland, AL, Industrial Development Board Solid Waste Disposal Rev. (Champion International Corp.), 6%, 2029	1,000,000	1,004,030
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2026	980,000	983,244
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	290,000	290,186
Phenix City, AL, Industrial Development Board Environmental Improvement Rev. (MeadWestvaco Coated Board Project), “A”, 4.125%, 2035	160,000	150,197

		$3,431,937
Miscellaneous Revenue - Entertainment & Tourism -1.1%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 5.6%, 2013 (n)	$175,000	$175,130
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	135,000	159,918
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	85,000	99,836
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	650,000	629,415
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2031	25,000	27,734
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2036	80,000	87,339
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	280,000	301,344

		$1,480,716

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Miscellaneous Revenue - Other - 4.6%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	$305,000	$329,797
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 2034	45,000	46,136
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	845,000	927,159
District of Columbia Rev. (American Society Hematology), 5%, 2036	50,000	53,732
District of Columbia Rev. (American Society Hematology), 5%, 2042	40,000	42,578
Florida Citizens Property Insurance Corp., “A-1”, 5%, 2019	65,000	76,114
Florida Citizens Property Insurance Corp., “A-1”, 5%, 2020	305,000	357,240
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area) , 5%, 2033	125,000	134,145
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), 5%, 2028	55,000	60,299
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), 5%, 2038	115,000	121,480
Indiana Finance Authority Rev., Ohio River Bridges Crossing Project (WVB East End Partners LLC), “A”, 5%, 2035	180,000	190,660
Indiana Finance Authority Rev., Ohio River Bridges Crossing Project (WVB East End Partners LLC), “A”, 5%, 2040	275,000	286,707
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	40,000	43,828
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2035	200,000	217,208
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2037	500,000	539,370
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	545,000	637,437
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2044	535,000	573,006
V Lakes Utility District, MS, Water Systems Rev., 7%, 2037	300,000	300,165
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 2028	1,325,000	1,430,059

		$6,367,120
Multi-Family Housing Revenue - 4.2%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$490,000	$490,426
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 2032 (d)(q)	600,000	272,316
Charter Mac Equity Issuer Trust, FHLMC, 6%, 2052 (n)	1,000,000	1,149,290
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	655,000	670,163
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038	905,222	871,729

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Multi-Family Housing Revenue - continued
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037 (d)(q)	$605,000	$392,197
MuniMae TE Bond Subsidiary LLC, 5.8%, 2049 (z)	1,000,000	890,090
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	455,481	452,648
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 2028	725,000	714,611

		$5,903,470
Parking - 0.2%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$300,000	$337,308

Port Revenue - 1.4%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	$285,000	$321,831
Port Authority NY & NJ, Cons Thirty Seventh, AGM, 5.125%, 2030	1,450,000	1,512,872
Port New Orleans, LA, Board of Commissioners Port Facility Rev., “B”, 5%, 2031	45,000	48,890
Port New Orleans, LA, Board of Commissioners Port Facility Rev., “B”, 5%, 2032	15,000	16,284

		$1,899,877
Sales & Excise Tax Revenue - 4.5%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$500,000	$360,530
Chicago, IL, Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, ETM, FGIC, 0%, 2014 (c)	1,010,000	1,005,758
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2029	165,000	189,441
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2030	330,000	377,302
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2031	60,000	68,315
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	630,000	730,517
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	300,000	345,009
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024 (f)	1,095,000	1,351,164
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	840,000	918,641
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 2032	390,000	445,431
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Convertible Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	460,000	476,036

		$6,268,144

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Single Family Housing - Local - 0.8%
Minneapolis & St. Paul, MN, Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$174,422	$176,965
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	915,000	929,613

		$1,106,578
Single Family Housing - State - 1.2%
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	$600,000	$610,998
California Housing Finance Agency Rev. (Home Mortgage), “G”, 5.5%, 2042	215,000	223,574
Colorado Housing & Finance Authority, “A”, 5.5%, 2029	895,000	909,938
Kentucky Counties Single Family Mortgage Rev., “A”, NATL, 9%, 2016	5,000	5,002

		$1,749,512
Solid Waste Revenue - 0.1%
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	$75,000	$86,159

State & Agency - Other - 0.4%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	$500,000	$517,015

State & Local Agencies - 3.4%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 2037	$145,000	$159,510
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 2029	500,000	536,195
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	110,000	114,846
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	295,000	317,190
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 2030	700,000	741,818
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 2028	120,000	137,142
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	400,000	423,884
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	135,000	155,092
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	80,000	105,926
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	820,000	1,096,340
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 6%, 2026	225,000	234,545

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
State & Local Agencies - continued
Wisconsin General Fund Annual Appropriation Rev., “A”, 5.75%, 2033	$660,000	$778,661

		$4,801,149
Student Loan Revenue - 0.9%
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 2025	$180,000	$200,822
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 2026	180,000	200,635
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 2027	20,000	21,922
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 2028	335,000	373,210
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	365,000	397,167
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	25,000	28,194

		$1,221,950
Tax - Other - 2.2%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 2035	$100,000	$107,504
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 2042	420,000	445,696
Dallas County, TX, Flood Control District, 7.25%, 2032	750,000	751,440
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	360,000	376,636
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	370,000	423,028
New Jersey Economic Development Authority Rev., 5%, 2025	135,000	150,668
New Jersey Economic Development Authority Rev., 5%, 2026	65,000	71,960
New Jersey Economic Development Authority Rev., 5%, 2028	25,000	27,354
New Jersey Economic Development Authority Rev., 5%, 2029	25,000	27,215
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	440,000	500,993
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	205,000	232,529

		$3,115,023
Tax Assessment - 4.9%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	$140,000	$152,020
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.4%, 2020	500,000	540,170
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	220,000	216,929
Celebration Community Development District, FL, “A”, 6.4%, 2034	650,000	657,053
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	310,000	320,382
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	250,000	253,613

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tax Assessment - continued
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	$315,000	$313,614
Homestead, Community Development District, FL, Special Assessment, “A”, 6%, 2037	365,000	278,605
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	500,000	501,360
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	224,000	231,105
Main Street Community Development District, FL, “A”, 6.8%, 2038	280,000	272,742
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	125,000	130,635
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	1,406,000	1,432,222
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	185,000	181,339
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037 (a)(d)	470,000	282,000
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (a)(d)	960,000	364,800
Yorba Linda, CA, Redevelopment Agency, Tax Allocation Rev., Capital Appreciation, “A”, NATL, 0%, 2024	1,325,000	742,504

		$6,871,093
Tobacco - 7.8%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$3,270,000	$3,057,123
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	250,000	224,323
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 4.5%, 2027	155,000	151,381
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	525,000	490,970
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	440,000	409,486
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,365,000	1,645,371
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	725,000	720,389
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	3,355,000	2,956,191
Rhode Island Tobacco Settlement Authority, 6%, 2023	610,000	611,080
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5.25%, 2037	80,000	85,555
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	500,000	508,915

		$10,860,784

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Toll Roads - 6.3%
Chesapeake, VA, Toll Road Rev. (Transportation System), “A”, 5%, 2047	$105,000	$110,084
Chesapeake, VA, Toll Road Rev. (Transportation System), Convertible Capital Appreciation, “B”, 0%, 2032	125,000	74,124
Chesapeake, VA, Toll Road Rev. (Transportation System), Convertible Capital Appreciation, “B”, 0%, 2040	145,000	82,669
E-470 Public Highway Authority, CO, Capital Appreciation, “B”, NATL, 0%, 2018	1,500,000	1,285,335
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	445,000	564,549
North Texas Tollway Authority Rev., 6%, 2038	765,000	886,268
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 2031	1,200,000	1,368,348
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., Capital Appreciation, “A”, NATL, 0%, 2015	3,000,000	2,847,720
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	285,000	304,930
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	470,000	522,391
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	755,000	806,061

		$8,852,479
Universities - Colleges - 8.9%
Allegheny County, PA, Higher Education Building Authority Rev. (Chatham University), “A”, 5%, 2030	$80,000	$88,666
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	540,000	601,220
California Educational Facilities Authority Rev. (Chapman University), 5%, 2031	145,000	159,036
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	1,270,000	1,456,627
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	112,050
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 2033	110,000	109,137
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2032	25,000	27,152
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5.25%, 2042	210,000	229,994
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,000,000	1,211,970
Grand Valley, MI, State University Rev., 5.5%, 2027	135,000	150,027
Grand Valley, MI, State University Rev., 5.625%, 2029	65,000	72,183

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Colleges - continued
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	$110,000	$108,227
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	670,000	757,422
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	155,000	175,062
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 2051	165,000	178,027
Lakeland, FL, Educational Facilities Rev. (Florida Southern College), “A”, 5%, 2032	75,000	81,163
Lakeland, FL, Educational Facilities Rev. (Florida Southern College), “A”, 5%, 2037	125,000	133,970
Lakeland, FL, Educational Facilities Rev. (Florida Southern College), “A”, 5%, 2042	65,000	69,406
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 2037	580,000	638,893
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	255,000	291,860
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	725,000	843,958
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	455,000	513,204
Onondaga, NY, Civic Development Corp. (Le Moyne College), 5%, 2042	115,000	124,038
Portage County, OH, Port Authority Rev. (Northeast Ohio Medical University Project), 5%, 2037	200,000	212,492
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 2031	45,000	43,214
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 2042	25,000	24,287
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	335,000	359,733
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2030	195,000	222,986
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2031	85,000	96,802
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2032	80,000	90,550
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2037	150,000	168,171
University of Illinois Rev. (Auxiliary Facilities Systems), “A”, 5.125%, 2029	1,880,000	2,088,699
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	300,000	358,809

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Colleges - continued
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	$220,000	$248,631
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	80,000	90,055
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	280,000	311,699

		$12,449,420
Universities - Dormitories - 3.9%
Bowling Green, OH, Student Housing Rev. (State University Project), 5.75%, 2031	$175,000	$192,950
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 2041	200,000	221,702
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	735,000	785,833
Chester County, PA, Industrial Development Authority Student Housing Rev. (University Student Housing LLC Project), 5%, 2030	70,000	75,731
Chester County, PA, Industrial Development Authority Student Housing Rev. (University Student Housing LLC Project), 5%, 2045	75,000	78,337
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 2030	130,000	139,398
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 2035	670,000	709,892
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 2045	775,000	804,194
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 2031	240,000	280,949
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	615,000	729,716
Mississippi State University, Educational Building Corp., 5%, 2036	440,000	487,115
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 4.7%, 2033	50,000	52,407
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 5%, 2044	60,000	64,478
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	80,000	90,794
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	110,000	122,929
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 5%, 2030	105,000	115,240
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 5%, 2044	110,000	117,776
Platteville, WI, Redevelopment Authority, Redevelopment Rev. (Platteville Real Estate), 5%, 2032	100,000	105,209

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Dormitories - continued
Platteville, WI, Redevelopment Authority, Redevelopment Rev. (Platteville Real Estate), 5%, 2042	$215,000	$220,031

		$5,394,681
Universities - Secondary Schools - 1.5%
Build NYC Resources Corp. Rev. (South Bronx Charter School for International Cultures and the Arts), “A”, 5%, 2043	$100,000	$98,923
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.5%, 2031	95,000	105,921
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 2041	75,000	84,704
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	215,000	244,612
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 4.35%, 2042	110,000	109,276
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	135,000	154,208
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 4.4%, 2047	100,000	99,297
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 2032	115,000	115,077
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 2043	240,000	236,270
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	195,000	223,113
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	70,000	75,243
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	170,000	184,321
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	50,000	55,706
Phoenix, AZ, Industrial Development Authority Education Rev. (Choice Academies, Inc. Project), 5.625%, 2042	135,000	137,272
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 2033	65,000	66,136
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 2043	125,000	124,803

		$2,114,882

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utilities - Cogeneration - 1.0%
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 2045	$1,020,000	$1,021,438
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	320,000	319,997

		$1,341,435
Utilities - Investor Owned - 5.2%
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson Electric Power Co.), “ A”, 4.5%, 2030	$325,000	$333,967
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	555,000	37,463
Bryant, IL, Pollution Control Rev. (Central Illinois Light Co.), 5.9%, 2023	975,000	978,539
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 2034	245,000	289,083
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	500,000	558,070
Fort Bend County, TX, Industrial Development Corp. (NRG Energy, Inc.), “A”, 4.75%, 2038	335,000	338,789
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	390,000	453,492
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric Co. Palo Verde Project), “A”, 4.5%, 2042	150,000	150,888
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	85,000	103,092
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	275,000	318,777
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	1,500,000	1,503,360
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, NATL, 4.75%, 2021	250,000	255,640
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	205,000	228,311
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	600,000	712,794
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	1,015,000	1,064,187

		$7,326,452
Utilities - Municipal Owned - 0.9%
Guam Power Authority Rev., “A”, AGM, 5%, 2025	$95,000	$109,596
Guam Power Authority Rev., “A”, AGM, 5%, 2026	80,000	91,872
Guam Power Authority Rev., “A”, AGM, 5%, 2027	30,000	34,063
Guam Power Authority Rev., “A”, 5%, 2034	95,000	102,634

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utilities - Municipal Owned - continued
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	$140,000	$154,788
Los Angeles, CA, Department of Water & Power Rev. (Power System), “B”, 5%, 2038	355,000	394,036
Sacramento, CA, Municipal Utility District, “X”, 5%, 2028	365,000	416,815

		$1,303,804
Utilities - Other - 3.8%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$155,000	$211,033
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	335,000	440,404
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	335,000	411,504
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	230,000	266,927
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	25,000	33,363
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	705,000	770,255
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	1,710,000	1,987,567
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	270,000	316,076
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	165,000	191,570
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	240,000	270,038
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2031	150,000	159,462
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2032	240,000	254,172

		$5,312,371
Water & Sewer Utility Revenue - 7.5%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$370,000	$456,303
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 2034	595,000	650,793
California Department of Water Resources, Center Valley Project Rev., “AJ”, 5%, 2035	1,010,000	1,154,693
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	420,000	428,303
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	160,000	163,138
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	15,000	17,207
Houston, TX, Utility System Rev., “D”, 5%, 2036	435,000	484,020
King County, WA, Sewer Rev., 5%, 2040	1,395,000	1,538,838
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 2041	685,000	762,935
New York Environmental Facilities, “C”, 5%, 2041	945,000	1,051,558
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “AA”, 5%, 2034	1,980,000	2,229,044
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “DD”, 4.75%, 2035	790,000	854,235

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Surprise, AZ, Municipal Property Corp., 4.9%, 2032	$700,000	$713,384

		$10,504,451
Total Municipal Bonds (Identified Cost, $191,593,985)		$208,306,970

Loans - 0.1%
Medical & Health Technology & Services - 0.1%
Advanced Living Technologies, Inc., DIP, 8%, 2013 (Identified Cost, $70,000)	$70,000	$70,000

Money Market Funds - 1.2%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	1,650,449	$1,650,449
Total Investments (Identified Cost, $193,314,434)		$210,027,419

Other Assets, Less Liabilities - 3.2%		4,427,888
ARPS, at liquidation value (issued by the fund) - (2.8)%		(3,900,000)
VMTPS, at liquidation value (issued by the fund) - (51.0)%		(71,100,000)
Net assets applicable to common shares - 100.0%		$139,455,307

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,255,179, representing 1.6% of net assets applicable to common shares.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, 5.8%, 2049	10/14/04	$1,000,000	$890,090
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	10/17/01-1/14/02	455,481	452,648
Total Restricted Securities			$1,342,738
% of Net assets applicable to common shares			1.0%

The following abbreviations are used in this report and are defined:

ARPS	Auction Rate Preferred Shares
COP	Certificate of Participation
DIP	Debtor-in-Possession
ETM	Escrowed to Maturity
LOC	Letter of Credit
VMTPS	Variable Rate Municipal Term Preferred Shares

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 5/31/13

Futures Contracts Outstanding at 5/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	188	$24,293,125	September - 2013	$36,061
U.S. Treasury Bond 30 yr (Short)	USD	22	3,080,688	September - 2013	14,597

					$50,658

At May 31, 2013, the fund had liquid securities with an aggregate value of $334,398 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $191,663,985)	$208,376,970
Underlying affiliated funds, at cost and value	1,650,449
Total investments, at value (identified cost, $193,314,434)	$210,027,419
Cash	7,484
Receivables for
Daily variation margin on open futures contracts	60,250
Investments sold	1,320,897
Interest	3,218,268
Deferred VMTPS offering costs	144,047
Other assets	18,169
Total assets	$214,796,534
Liabilities
Payables for
Distributions on ARPS	$105
Investments purchased	139,900
Interest expense	85,946
Payable to affiliates
Investment adviser	7,852
Transfer agent and dividend disbursing costs	6,229
Payable for independent Trustees’ compensation	3,101
Accrued expenses and other liabilities	98,094
VMTPS, at liquidation value	71,100,000
Total liabilities	$71,441,227
ARPS, at liquidation value	$3,900,000
Net assets applicable to common shares	$139,455,307
Net assets consist of
Paid-in capital – common shares	$172,664,138
Unrealized appreciation (depreciation) on investments	16,763,643
Accumulated net realized gain (loss) on investments	(50,696,513)
Undistributed net investment income	724,039
Net assets applicable to common shares	$139,455,307
ARPS, at liquidation value (156 shares of Series F issued and outstanding at $25,000 per share)	$3,900,000
VMTPS, at liquidation value (2,844 shares of Series 2016/9 issued and outstanding at $25,000 per share)	71,100,000
Total preferred shares	$75,000,000
Net assets including preferred shares	$214,455,307
Common shares of beneficial interest issued and outstanding	28,292,995
Net asset value per common share (net assets of $139,455,307 / 28,292,995 shares of beneficial interest outstanding)	$4.93

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$5,694,089
Dividends from underlying affiliated funds	1,616
Total investment income	$5,695,705
Expenses
Management fee	$699,289
Transfer agent and dividend disbursing costs	20,061
Administrative services fee	19,012
Independent Trustees’ compensation	11,898
Stock exchange fee	12,594
ARPS service fee	2,903
Custodian fee	10,173
Shareholder communications	17,993
Audit and tax fees	40,083
Legal fees	1,320
Amortization of VMTPS offering costs	21,169
Interest expense	490,310
Miscellaneous	46,226
Total expenses	$1,393,031
Fees paid indirectly	(29)
Reduction of expenses by investment adviser	(224)
Net expenses	$1,392,778
Net investment income	$4,302,927
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$406,369
Futures contracts	500,059
Net realized gain (loss) on investments	$906,428
Change in unrealized appreciation (depreciation)
Investments	$(4,271,472)
Futures contracts	93,720
Net unrealized gain (loss) on investments	$(4,177,752)
Net realized and unrealized gain (loss) on investments	$(3,271,324)
Distributions declared to shareholders of ARPS	$(4,404)
Change in net assets from operations	$1,027,199

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/13 (unaudited)	Year ended 11/30/12
From operations
Net investment income	$4,302,927	$9,086,262
Net realized gain (loss) on investments	906,428	(2,603,656)
Net unrealized gain (loss) on investments	(4,177,752)	21,470,033
Distributions declared to shareholders of ARPS	(4,404)	(148,161)
Change in net assets from operations	$1,027,199	$27,804,478
Distributions declared to common shareholders
From net investment income	$(4,071,071)	$(9,309,213)
Share transactions applicable to common and preferred shares
Net asset value of shares issued to common shareholders in reinvestment of distributions	$183,810	$419,360
Net increase resulting from the tender and repurchase of ARPS	—	3,555,000
Change in net assets from fund share transactions	$183,810	$3,974,360
Total change in net assets	$(2,860,062)	$22,469,625
Net assets applicable to common shares
At beginning of period	142,315,369	119,845,744
At end of period (including undistributed net investment income of $724,039 and $496,587, respectively)	$139,455,307	$142,315,369

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 5/31/13 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Change in net assets from operations	$1,027,199
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(13,222,760)
Proceeds from disposition of investment securities	12,603,998
Proceeds from futures contracts	500,059
Proceeds from disposition of short-term investments, net	119,943
Realized gain/loss on investments	(406,369)
Realized gain/loss on futures contracts	(500,059)
Unrealized appreciation/depreciation on investments	4,271,472
Net amortization/accretion of income	(329,003)
Increase in interest receivable	(39,405)
Decrease in accrued expenses and other liabilities	(6,134)
Increase in receivable for daily variation margin on open futures contracts	(60,250)
Decrease in payable for daily variation margin on open futures contracts	(24,000)
Increase in other assets	(13,681)
Net cash provided by operating activities	$3,921,010
Cash flows from financing activities:
Decrease in deferred VMTPS offering costs	9,826
Cash distributions paid on common shares	(3,887,236)
Decrease in payable for distributions on ARPS	(41)
Decrease in payable for VMTPS offering costs	(15,475)
Decrease in payable for ARPS tender and repurchase costs	(22,307)
Increase in payable for interest expense	1,707
Net cash used by financing activities	$(3,913,526)
Net increase in cash	$7,484
Cash:
Beginning of period	$—
End of period	$7,484

Supplemental disclosure of cash flow information:

Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $183,810.

Cash paid during the six months ended May 31, 2013 for interest was $488,603.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/13 (unaudited)		Years ended 11/30
Common Shares			2012	2011	2010	2009	2008

Net asset value, beginning of period	$5.04		$4.25	$4.25	$4.18	$3.48	$5.34
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.32	$0.35	$0.37	$0.38	$0.43
Net realized and unrealized gain (loss) on investments	(0.12)		0.68	0.02	0.06	0.67	(1.85)
Distributions declared to shareholders of ARPS	(0.00	)(w)	(0.01)	(0.01)	(0.01)	(0.02)	(0.11)
Total from investment operations	$0.03		$0.99	$0.36	$0.42	$1.03	$(1.53)
Less distributions declared to common shareholders
From net investment income	$(0.14)		$(0.33)	$(0.36)	$(0.35)	$(0.33)	$(0.33)
Net increase resulting from tender and repurchase of ARPS	$—		$0.13	$—	$—	$—	$—
Net asset value, end of period (x)	$4.93		$5.04	$4.25	$4.25	$4.18	$3.48
Market value, end of period	$4.90		$5.25	$4.57	$4.45	$4.24	$3.04
Total return at market value (%) (p)	(3.93	)(n)	23.01	11.82	13.69	52.58	(33.26)
Total return at net asset value (%) (j)(r)(s)(x)	0.69	(n)	26.98 (y)	8.88	10.14	31.40	(29.90)
Ratios (%) (to average net assets applicable to common shares) and Supplemental data:
Expenses before expense reductions (f)(p)	1.98	(a)	1.61	1.43	1.41	1.61	1.57
Expenses after expense reductions (f)(p)	1.98	(a)	1.61	1.43	1.40	1.50	1.48
Net investment income (p)	6.13	(a)	6.89	8.49	8.57	10.17	9.02
Portfolio turnover	5	(n)	15	21	11	17	34
Net assets at end of period (000 omitted)	$139,455		$142,315	$119,846	$119,373	$116,870	$96,955

Financial Highlights – continued

	Six months ended 5/31/13 (unaudited)		Years ended 11/30
			2012	2011	2010	2009	2008

Supplemental Ratios (%):
Ratio of expenses to average net assets applicable to common shares after expense reductions and excluding interest expense and fees (f)(l)(p)	1.28	(a)	1.32	N/A	N/A	N/A	1.44
Ratio of expenses to average net assets applicable to common shares, ARPS, and VMTPS after expense reductions and excluding interest expense and fees (f)(l)(p)	0.83	(a)	0.84	0.87	0.87	0.87	0.87
Net investment income available to common shares	6.12	(a)	6.78	8.29	8.32	9.68	6.66
Senior Securities:
ARPS	156		156	3,000	3,000	3,000	3,000
VMTPS	2,844		2,844	—	—	—	—
Total preferred shares outstanding	3,000		3,000	3,000	3,000	3,000	3,000
Asset coverage per preferred share (k)	$71,485		$72,438	$64,949	$64,791	$63,957	$57,318
Involuntary liquidation preference per preferred share (m)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Average market value per preferred share (m)(u)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including liquidation preference of ARPS or VMTPS) from the fund’s total assets and dividing this number by the total number of preferred shares outstanding.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets and interest expense paid to shareholders of VMTPS. For the year ended November 30, 2012, the expense ratio also excludes fees and expenses related to the tender and repurchase of a portion of the fund’s ARPS.
(m)	Amount excludes accrued unpaid distributions to ARPS and accrued interest to VMTPS.
(n)	Not annualized.
(p)	Ratio excludes dividend payment on ARPS.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(u)	Average market value represents the approximate fair value of each of the fund’s ARPS and VMTPS.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns at net asset value per share have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	Included in the total return at net asset value for the year ended November 30, 2012 is the impact of the tender and repurchase by the fund of a portion of its ARPS at 95% of the ARPS’ per share liquidation preference. Had this transaction not occurred, the total return at net asset value for the year ended November 30, 2012 would have been lower by 2.52%.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS High Yield Municipal Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and the fund may be required to issue Forms 1099-DIV. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions.

In January 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impact of these two ASUs to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Notes to Financial Statements (unaudited) – continued

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other

Notes to Financial Statements (unaudited) – continued

market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of May 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$208,306,970	$—	$208,306,970
Loans	—	70,000	—	70,000
Mutual Funds	1,650,449	—	—	1,650,449
Total Investments	$1,650,449	$208,376,970	$—	$210,027,419

Other Financial Instruments
Futures Contracts	$50,658	$—	$—	$50,658

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Interest Rate	Interest Rate Futures	$50,658

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$500,059

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$93,720

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded

Notes to Financial Statements (unaudited) – continued

under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been segregated to cover obligations of the fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt

Notes to Financial Statements (unaudited) – continued

obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, defaulted bonds, non-deductible expenses, and the treatment of VMTPS as equity for tax purposes.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/12
Ordinary income (including any short-term capital gains)	$52,477
Tax-exempt income	9,627,980
Total distributions	$9,680,457

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/13
Cost of investments	$192,468,670
Gross appreciation	20,231,304
Gross depreciation	(2,672,555)
Net unrealized appreciation (depreciation)	$17,558,749

As of 11/30/12
Undistributed ordinary income	54,999
Undistributed tax-exempt income	907,162
Capital loss carryforwards	(52,213,254)
Post-October capital loss deferral	(101,795)
Other temporary differences	(465,574)
Net unrealized appreciation (depreciation)	21,653,503

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after November 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

Notes to Financial Statements (unaudited) – continued

As of November 30, 2012, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
11/30/14	$(7,119,782)
11/30/15	(11,048,097)
11/30/16	(11,728,477)
11/30/17	(10,848,523)
11/30/18	(3,454,980)
11/30/19	(4,608,836)
Total	$(48,808,695)

Post-enactment losses which are characterized as follows:
Short-Term	$(288,759)
Long-Term	(3,115,800)
Total	$(3,404,559)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets (including the value of the auction rate preferred shares and variable rate municipal term preferred shares).

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses other than auction rate preferred shares service fees, such that total fund operating expenses do not exceed 0.87% annually of the fund’s average daily net assets (including the value of the auction rate preferred shares and variable rate municipal term preferred shares). This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2014. For the six months ended May 31, 2013, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund’s common shares. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2013, these fees paid to MFSC amounted to $7,457.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets (including the value of the auction rate preferred shares and variable rate municipal term preferred shares). The administrative services

Notes to Financial Statements (unaudited) – continued

fee incurred for the six months ended May 31, 2013 was equivalent to an annual effective rate of 0.0177% of the fund’s average daily net assets (including the value of the auction rate preferred shares and variable rate municipal term preferred shares).

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Deferred Trustee Compensation – Prior to MFS’ appointment as investment adviser to the fund, the fund’s former independent Trustees participated in a Deferred Compensation Plan (the “Former Colonial Trustees Plan” or “Plan”). The fund’s current independent Trustees are not allowed to defer compensation under the Former Colonial Trustees Plan. Amounts deferred under the Plan are invested in shares of certain non-MFS funds selected by the former independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in “Other assets” and “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities is $2,540 of deferred Trustees’ compensation. There is no current year expense associated with the Former Colonial Trustees Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended May 31, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $533 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $224, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $10,137,008 and $11,737,229, respectively.

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The fund reserves the right to repurchase shares of beneficial interest of the fund subject to Trustee approval. During the six months ended May 31, 2013 and the year ended November 30, 2012, the fund did not repurchase any shares. Other transactions in fund shares were as follows:

	Six months ended 5/31/13		Year ended 11/30/12
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	37,021	$183,810	87,222	$419,360

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended May 31, 2013, the fund’s commitment fee and interest expense were $398 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,770,392	16,313,472	(16,433,415)	1,650,449

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,616	$1,650,449

(8) Preferred Shares

The fund has 156 shares issued and outstanding of Auction Rate Preferred Shares (ARPS), series F. Dividends are cumulative at a rate that is reset every seven days for the series through an auction process. If the ARPS are unable to be remarketed on a remarketing date as part of the auction process, the fund would be required to pay the

Notes to Financial Statements (unaudited) – continued

maximum applicable rate on ARPS to holders of such shares for successive dividend periods until such time when the shares are successfully remarketed. The maximum rate on ARPS rated aa3/AA- or better is equal to 110% of the higher of (i) the Taxable Equivalent of Short-Term Municipal Bond Rate or (ii) the “AA” Composite Commercial Paper Rate.

Since February 2008, regularly scheduled auctions for ARPS issued by closed end funds, including this fund, have consistently failed because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the previously defined “maximum rate”. During the six months ended May 31, 2013, the ARPS dividend rates ranged from 0.144% to 0.377% for series F. For the six months ended May 31, 2013, the average dividend rate was 0.223%. These developments with respect to ARPS do not affect the management or investment policies of the fund. However, one implication of these auction failures for common shareholders is that the fund’s cost of leverage will be higher than it otherwise would have been had the auctions continued to be successful. As a result, the fund’s future common share earnings may be lower than they otherwise would have been.

The fund pays an annual service fee to broker-dealers with customers who are beneficial owners of the ARPS. The service fee is equivalent to 0.25% of the applicable ARPS liquidation value while the ARPS auctions are successful or to 0.15% or less, varying by broker-dealer, while the auctions are failing. The outstanding ARPS are redeemable at the option of the fund in whole or in part at the liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The ARPS are also subject to mandatory redemption if certain requirements relating to its asset maintenance coverage are not satisfied.

On August 9, 2012, the fund announced a tender offer for all of its outstanding ARPS at a price equal to 95% of the ARPS’ per share liquidation preference of $25,000, or $23,750 per share, plus any unpaid dividends accrued through the expiration date of the tender offer. The tender offer expired on September 7, 2012, and the fund accepted for repurchase 2,844 ARPS, series F (approximately 94.8% of the fund’s then outstanding ARPS) with an aggregate liquidation preference of $71,100,000 for an aggregate price of $67,545,000. To finance the ARPS tender offer, the fund issued in a private placement 2,844 shares of a new type of preferred shares, Variable Rate Municipal Term Preferred Shares (VMTPS), each with a liquidation preference of $25,000 per share, for an aggregate price of $71,100,000. The outstanding VMTPS are redeemable at the option of the fund in whole or in part at the liquidation preference of $25,000 per share, plus accumulated and unpaid dividends, but generally solely for the purpose of decreasing the leverage of the fund. The VMTPS are subject to a mandatory term redemption date of September 30, 2016 unless extended through negotiation with the private investors. Dividends on the VMTPS are cumulative and are set weekly to a fixed spread against the Securities Industry and Financial Markets Association Municipal Swap Index. The average annualized dividend rate on the fund’s VMTPS from the date of initial issuance through May 31, 2013 was 1.38%. The total liquidation preference of the fund’s outstanding preferred shares, comprised of

Notes to Financial Statements (unaudited) – continued

untendered ARPS and VMTPS, remained unchanged as a result of the ARPS tender and VMTPS issuance. The difference between the liquidation preference of the ARPS and the actual purchase price of the tendered ARPS (i.e. the 5% discount on the per share liquidation preference of the tendered ARPS), was recognized by the fund in the Statements of Changes in Net Assets as an increase in net assets applicable to common shares resulting from the tender and the repurchase of the ARPS by the fund.

In the fund’s Statement of Assets and Liabilities, the VMTPS aggregate liquidation preference is shown as a liability since they have a stated mandatory redemption date. Dividends paid to VMTPS are treated as interest expense and recorded as incurred. For the six months ended May 31, 2013, interest expense related to VMTPS amounted to $490,310 and is included in “Interest expense” in the Statement of Operations. Costs directly related to the issuance of the VMTPS are considered debt issuance costs which have been deferred and are being amortized into expense over the life of the VMTPS. The period-end carrying value for the VMTPS in the fund’s Statement of Assets and Liabilities is its liquidation value which approximates its fair value. If the VMTPS were carried at fair value, its fair value would be considered level 2 under the fair value hierarchy.

Under the terms of a purchase agreement between the fund and the investor in VMTPS, there are investment-related requirements that are in various respects more restrictive than those to which the fund is otherwise subject in accordance with its investment objectives and policies, and may limit the investment flexibility that might otherwise be pursued by the fund if the VMTPS were not outstanding.

The fund is required to maintain certain asset coverage with respect to the ARPS and VMTPS as defined in the fund’s By-Laws and the Investment Company Act of 1940 and, as such, is not permitted to declare common share dividends unless the fund’s ARPS and VMTPS have a minimum asset coverage ratio of 200% after declaration of the common share dividends. With respect to the payment of dividends and as to the distribution of assets of the fund, ARPS and VMTPS rank on parity with each other, and are both senior in priority to the fund’s outstanding common shares. To the extent that investments are purchased by the fund with proceeds from the issuance of preferred shares, including ARPS and VMTPS, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund.

As of May 31, 2013, the fund had issued and outstanding 156 ARPS, series F, and 2,844 VMTPS, series 2016/9.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the MFS High Yield Municipal Trust:

We have reviewed the accompanying statement of assets and liabilities of the MFS High Yield Municipal Trust (the Fund), including the portfolio of investments, as of May 31, 2013, and the related statements of operations, changes in net assets, cash flows, and financial highlights for the six-month period ended May 31, 2013. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2012, and the financial highlights for each of the five years in the period ended November 30, 2012, and in our report dated January 15, 2013, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

July 17, 2013

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2012 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: CMU

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS.

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS High Yield Municipal Trust
Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/12-12/31/12	0	N/A	0	2,818,507
1/01/13-1/31/13	0	N/A	0	2,818,507
2/01/13-2/28/13	0	N/A	0	2,818,507
3/01/13-3/31/13	0	N/A	0	2,826,836
4/01/13-4/30/13	0	N/A	0	2,826,836
5/01/13-5/31/13	0	N/A	0	2,826,836

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2013 plan year is 2,826,836.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS HIGH YIELD MUNICIPAL TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: July 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: July 17, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2013

*	Print name and title of each signing officer under his or her signature.